Summary of Sgnificant Accounting Policies - Nature of Organization (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 item	Dec. 31, 2014 item
Nature of Organization
Number of Branches	8	8
Number of mortgage offices	1	1